Summary of Significant Accounting Policies	12 Months Ended
Apr. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

●	Basis of Presentation and Preparation

The Company’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

●	Reclassification of Prior Year Presentation

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations. The reclassifications were not material to the financial statements.

●	Liquidity and Going Concern

The Company has incurred recurring loss from operations and negative cash flows from operating activities since inception. As of April 30, 2024, the Company had an accumulated deficit of ¥6,356,788 thousand ($40,350 thousand) and cash and cash equivalents of ¥1,607,763 thousand ($10,205 thousand).

The Company does not expect that its cash and cash equivalents as of April 30, 2024 will enable it to fund its operating expenses, debt obligations and capital expenditures for at least 12 months following the issuance date of these financial statements. As the Company focuses on developing and commercializing its own products, the Company has devoted substantial resources to research and development testing, and commercialization of its products. These operating costs have adversely affected and may continue to adversely impact on financial performance. These conditions, among others, raise substantial doubt about the ability of the Company to continue as a going concern. The continuation as a going concern is dependent upon the Company’s ability to meet its financial requirements, raise additional capital, and the success of its future operations.

Management plans to alleviate the conditions that raise substantial doubt by raising additional capital through the issuance of common stock, including a follow-on public offering, other equity or debt financings, or refinancing of existing debt obligations. Lastly, management has the ability to manage liquidity through the timing and extent of spending related to research and development, advertising, and other discretionary operating expenses. However, the Company’s ability to issue equity securities or obtain debt financing on acceptable terms, or at all, will depend on, among other things, its financial performance, general economic factors, including inflation and then-current interest rates, the condition of the credit and capital markets and other events, some of which may be beyond the Company’s control.

On May 31, 2024, the Company fully repaid the borrowing amount of ¥1,000,000 thousand ($6,348 thousand) under the original and amended terms of the existing long-term borrowing agreement. Contemporaneously, on May 31, 2024, the Company executed a new debt agreement with the same lender for the same borrowing principal amount of ¥1,000,000 thousand ($6,348 thousand). The new debt will mature on September 30, 2025. As a consequence, there was no material impact on the Company’s cash position. See Note 9, Borrowings, for further detail. There are currently no other written agreements in place for such funding or issuance of securities and there can be no assurance that such plans will be effectively implemented. Accordingly, the Company has concluded that substantial doubt exists about the Company’s ability to continue as a going concern for a period of at least 12 months following the issuance date of these financial statements.

The Company’s financial statements are prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of obligations in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

●	Convenience Translation

The functional and reporting currency of the Company is the Japanese yen (JPY), the currency of the country in which the Company is incorporated and principally operates. Translations of the Balance Sheets, the Statements of Operations, the Statements of Stockholders’ Equity and the Statements of Cash Flows from JPY into US$ as of and for the year ended April 30, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00=JPY 157.54, representing the index rates stipulated by the federal reserve board/ the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on April 30, 2024. No representation is made that the JPY amounts could have been, or could be, converted, realized or settled into US$ at that rate on April 30, 2024, or at any other rate.

●	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in the financial statements include, but are not limited to, impairment of long-lived assets, revenue recognition, measuring the fair value of warrant liabilities, measuring operating lease right-of-use assets and operating lease liabilities, stock-based compensation and valuation of deferred tax assets. Actual results could materially differ from the Company’s estimates, and there may be changes to the estimates in future periods. Management bases these estimates and assumptions that it believes reasonable under the circumstances.

●	Risks and Uncertainties

The Company is subject to number of risks similar to other companies developing new products and services, including, but are not limited to, its limited operating history, competition from other companies, limited access to additional funds, dependence on key personnel, and management of potential rapid growth. To address these risks, the Company must, among other things, develop its customer base, implement and successfully execute its business and marketing strategy, develop follow-on products, provide superior customer service, and attract, retain, and motivate qualified personnel. There can be no guarantee that the Company will be successful in addressing these or other such risks.

The Company generated 80%, 63% and 42% of its total revenue from commissioned research and development fees from its partners for the years ended April 30, 2022, 2023 and 2024 respectively. The Company launched multiple products from the second half of the fiscal year 2023 and on, which resulted in product sales accounting for 53% of the Company’s total revenue in the year ended April 30, 2024. The Company’s customers are primarily located in Japan.

●	Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents. The Company’s cash and cash equivalents are held by financial institutions in Japan, which management believes to be of high credit quality. The Company’s cash deposits in Japan are insured by the Deposit Insurance Corporation of Japan subject to certain limitations. From time to time, the Company has deposits in excess of the insured amounts. The Company has not experienced any losses on its cash and cash equivalents deposits.

To reduce credit risk, the Company performs ongoing credit evaluations of its customers and limits the amount of credit extended when deemed necessary. Generally, the Company requires no collateral from its customers. The Company considers an allowance for potential credit losses, but historically has not experienced any significant losses related to individual customers or groups of customers in any particular industry or geographic area.

●	Concentrations of Customers

There were three customers from whom revenues individually represent greater than 10% of the total revenues of the Company for the years ended April 30, 2022 and 2023, and two customers from whom revenues individually represent greater than 10% of the total revenues of the Company for the year ended April 30, 2024 as follows:

	Year ended April 30,
	2022	2023	2024
Customer A	23.3%	11.9%	*
Customer B	20.5%	11.0%	*
Customer C	10.5%	20.5%	15.6%
Customer D	*	*	14.6%
Total	54.3%	43.4%	30.2%

There were two customers and one customer from whom accounts receivable individually represent greater than 10% of the total accounts receivable - trade as of April 30, 2023 and 2024 respectively as follows:

	As of April 30,
	2023	2024
Customer C	33.2%	18.4%
Customer E	14.0%	*
Total	47.2%	18.4%

*	The percentage was below 10% for the period.

The Company monitors the financial conditions of these customers, which have been in good credit standing.

●	Foreign Currency Transactions

Gains and losses resulting from foreign currency transactions are recognized in the Statements of Operations. Foreign currency-denominated assets and liabilities are remeasured to the functional currency using the exchange rate at the balance sheet date and gains or losses are recorded in the Statements of Operations. Gains and losses resulting from foreign currency transactions for the years ended April 30, 2022 and 2023 were not material and for the year ended April 30, 2024 was ¥29,282 thousand ($186 thousand).

●	Segment Information

The Company operates in one segment. The Company generates revenue from the research and development services and sales of products using its core wave control technology. The Company’s Chief Operating Decision Maker (CODM) is a joint role shared by the Chief Executive Officer and Chief Operating Officer, who is ultimately responsible for and actively involved in the allocation of resources and the assessment of our performance. The fact that we operate in only one reportable segment is based on the following:

●	The CODM evaluates financial information and performance at the entity-wide level at which discrete financial information is available, and no expense or operating income is evaluated at a field, revenue type, or product level.

●	The decisions on allocation of resources and other operational decisions are made by the CODM based on his direct involvement with its operations and product development.

●	Substantially all of the Company’s consolidated operating activities, including its long-lived assets, are located within Japan.

●	Cash and Cash Equivalents

The Company considers highly liquid investments purchased with a remaining maturity date upon acquisition of three months or less to be cash equivalents and are stated at cost, which approximates fair value. The Company’s cash and cash equivalents include cash on hand, demand deposits, and time deposits maintained at various financial institutions. As of April 30, 2023 and 2024, the cash equivalents consist of the time deposit of ¥50,002 thousand and ¥0, respectively.

●	Accounts Receivable - trade

Accounts receivable consists of receivables from customers and credit card receivables for services provided by the Company for which payment is outstanding. Accounts receivables are recorded at the invoiced amount, which does not bear interest, less an allowance for any potentially uncollectible accounts under the current expected loss allowance methodology and discloses the net amount of the financial instrument expected to be collected. See Note 2, Summary of Significant Accounting Policies — “Recently Adopted Accounting Pronouncements,” for further detail on the current expected loss allowance methodology.

The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses incurred related to existing accounts receivable and determined based on historical collection experience, age of the receivable, current economic conditions, and the Company’s expectation for future economic conditions. The Company did not have any material amount of allowance for credit losses as of April 30, 2023 and 2024. Accounts receivable considered uncollectible are charged against the allowance for doubtful accounts when identified.

●	Inventories

Inventories are comprised of finished goods, work in process and raw materials which are stated at the lower of cost or estimated net realizable value using the weighted-average method.

The Company periodically reviews its inventory for potential impairment and adjusts inventory, if necessary, to net realizable value based on customer orders on hand, and internal demand forecasts using management’s best estimates given the information currently available. There is no reserve as of April 30, 2023 and 2024.

●	Consumption tax refund

The Company has been subject to the applicable consumption tax rate of 10%, with an 8% rate applicable to a limited number of exceptions based on the Japanese tax law. The Company can deduct all its qualified input consumption tax paid when purchasing from suppliers, against the output consumption tax derived from domestic sales. The Company is eligible for a consumption tax refund from the tax authorities for excess input consumption tax.

●	Prepaid expenses and other current assets

Prepaid expenses and other current assets consist primarily of lease deposits (see Note 7) and prepaid service fees. Prepaid service fees represent amounts paid to vendors for services to be received over the contract period. The asset is generally recorded as an expense ratably over the contract period.

●	Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and amortization. Except for assets which are not subject to depreciation, such as land and construction in progress, depreciation is computed on a straight-line basis or declining-balance method over the estimated useful lives of the related assets. Leasehold improvements are amortized using the straight-line method over the shorter of the asset’s estimated useful lives or the remaining lease term. Maintenance and repairs are charged to operations as incurred.

Useful lives of property and equipment are as follows:

Estimated useful life
Land	Infinite
Buildings and improvements	5-19 years
Leasehold improvements	Lesser of estimated useful life or the remaining lease term
Vehicles	2-6 years
Tools and fixtures	2-15 years

Land is not depreciated and construction in progress is not depreciated until placed in service, at which time it is assigned a useful life consistent with the nature of the asset. Construction in progress as of April 30, 2023 relates to the design and construction of a mold for new product. No interest was capitalized for construction in progress during the year ended April 30, 2023. There was no construction in progress balance as of April 30, 2024.

●	Intangible Assets, Net

Patents

Patent costs, including legal costs and filing fees, are capitalized when the Company determines there will be a future benefit derived from such assets. These costs are amortized on a straight-line basis over their expected useful lives of 8 years. For the years ended April 30, 2022 and 2023, all patent costs were expensed due to the uncertainty of successful development of products based on the status of the Company’s research and development efforts or the uncertainty of future economic benefits and were recorded as selling, general and administrative expenses in the Statements of Operations. For the year ended April 30, 2024, patent costs of ¥2,030 thousand ($13 thousand) were capitalized.

Other intangible assets

Intangible assets consist of internal-use software purchased from external parties. Amortization is computed using the straight-line method over the estimated useful lives of up to 5 years.

●	Leases

The Company determines if an arrangement is, or contains, a lease at inception and then classifies the lease as operating or financing based on the underlying terms and conditions of the contract. Leases with terms greater than one year are initially recognized on the balance sheet as right-of-use assets and lease liabilities based on the present value of lease payments over the expected lease term. The interest rate implicit in lease contracts is typically not readily determinable. As such, the Company utilizes the incremental borrowing rate (“IBR”) based on the information available on the commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located.

Operating leases right-of-use asset represents the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The operating lease right-of-use asset also includes any lease payments made and is reduced by any lease incentives. Options to extend or terminate the lease are considered in determining the lease term when it is reasonably certain that the option will be exercised. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company’s operating leases are primarily for office space.

The Company’s finance leases are included in property and equipment, net, accrued expenses and other current liabilities, and other liabilities in the Balance Sheets. The present value of the finance lease payments is calculated using IBR in the lease. Finance lease right-of-use assets are amortized on a straight-line basis over the earlier of the end of the useful life of the right-of-use asset or the end of the lease term and the carrying amount of the lease liability is adjusted to reflect interest, which is recorded as interest expense.

The Company has lease agreements with both lease and non-lease components for its building leases. The Company elected to separate lease and non-lease components, which primarily relate to ancillary expenses such as common area maintenance charges and management fees. The Company also made an accounting policy election to recognize lease expense for leases with a term of 12 months or less on a straight-line basis over the lease term and not recognize right-of-use assets or lease liabilities for such leases.

Separately, beginning in 2023 upon launch of new product, the Company is a lessor pertaining to some product rental arrangements. However, the value of assets used to generate rental revenue for the years ended April 30, 2023 and 2024 were immaterial.

●	Impairment or Disposal of Long-Lived Assets

The Company’s long-lived assets are comprised of property and equipment, including leasehold improvements, right-of-use assets and definite-lived intangible assets. Long-lived assets are reviewed for indications of possible impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability is measured by comparing the carrying amounts of the asset group to the future undiscounted cash flows attributable to these assets. An impairment loss is recognized to the extent an asset group is not recoverable and the carrying amount exceeds the projected discounted future cash flows arising from these assets. There were no impairments of long-lived assets for the years ended April 30, 2022, 2023 and 2024.

●	Deferred Offering Costs

The Company capitalizes certain legal, accounting, and other third-party fees that are directly associated with in-process equity financings, including the IPO, as deferred offering costs until such financings are consummated. After the consummation of the equity financing, these costs will be recorded in stockholders’ equity as a reduction of additional paid-in capital generated as a result of financing. In August 2023, the Company completed its IPO. See Note 1, Description of Business, for further detail.

●	Other Assets

Other Assets primarily include advance payments paid to third-party vendors or deposit to the landlord.

●	Asset Retirement Obligations

The Company records asset retirement obligations when the obligation is incurred. The obligation is measured at fair value. When the liability is initially recorded, the Company capitalizes the related cost by increasing the carrying amount of the related long-lived asset. The liability is accreted to its present value, and the capitalized cost is depreciated over the asset’s useful life.

●	Stock -Based Compensation

The Company’s stock-based awards consist of stock options issued to employees and non-employees. The Company measures the estimated fair value of the stock-based awards on the date of grant. It recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective awards. The Company records expenses for awards with service-based vesting using the straight-line method over the requisite service period. For awards with performance conditions, compensation expense is recognized when the condition is probable of being achieved, or in the case of a liquidity event, when the liquidity event occurs. The Company accounts for forfeitures as they occur.

Fair values of stock options are determined using the Black-Scholes option pricing model (“BSM”). In estimating the fair value, management is required to make certain assumptions and estimates such as the expected life of options, volatility of the Company’s future stock price, risk-free rate and future dividend yields. Changes in assumptions used to estimate fair value could result in different outcomes.

●	Revenue Recognition

The Company recognizes revenue when control of the promised good or service is transferred to the Company’s customer in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services. The Company follows five steps for its revenue recognition:

(i)	identify the contract(s) with a customer;

(ii)	identify the performance obligations in the contract;

(iii)	determine the transaction price;

(iv)	allocate the transaction price to the performance obligations in the contract; and

(v)	recognize revenue when (or as) the entity satisfies a performance obligation.

The Company is the principal for all of its transactions and recognizes revenue on a gross basis. Revenue is recognized net of consumption tax collected from customers and subsequently remitted to governmental authorities. The Company elects as a practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component if the period between when the Company transfers a promised good or service to a customer and when the customer pays for that good or service is one year or less.

Nature of Goods and Services

The Company primarily generates its revenues through product sales, commissioned research and development, solution services, guest speaker services, and membership services. The Company’s contracts for these goods and services, with the exception of rights of return for product sales, generally have fixed consideration and do not contain provisions that are dependent on the outcome of a future event that needs to be estimated.

Product Revenue:

●	Product Sales

Product sales are primarily comprised of kikippa, SonoRepro and iwasemi. These products are either sold directly to customers through ecommerce platforms, to intermediaries or directly to businesses. The Company’s product sale contracts only offer standard assurance-type warranties which are not accounted for as a separate performance obligation and do not contain acceptance clauses.

The standard terms and conditions of sale do not contain a right of return that allows the customer to return products and receive a credit, with the exception of limited rights of return through certain e-commerce platforms. Sales returns are recorded as a reduction of revenue and cost of sales and are estimated and recorded based on historical sales and returns information. An estimated return liability along with a right to recover assets are recorded for future product returns. As of April 30, 2023 and 2024, the Company had a refund liability of ¥4,959 thousand and ¥2,510 thousand ($16 thousand), respectively, included in accrued expense and other current liabilities in the Balance Sheets. The Company generally does not provide discounts and sales incentives that are contingent on future events.

Revenue from ecommerce sales is recognized either at the time of shipment or at the time of delivery of the product to the end customer, depending on the terms of the contract. The Company elected the practical expedient to account for shipping and handling activities that occur after the customer has obtained control of goods as a fulfillment activity.

For products sold directly to businesses, the Company recognizes revenue from product sales to businesses at the point of delivery of the product to the business. All contracts with businesses have fixed consideration.

The Company also entered into certain product rental arrangements and earned product rental revenue for the years ended April 30, 2023 and 2024. The revenue generated from these arrangements was immaterial.

For products sold to intermediaries, which is identified as the Company’s customer, the Company recognizes product revenue at the time of delivery of the product to the intermediary, upon transferring control of the goods. The intermediary then resells the product to the end user. The Company has no control over the delivery of the product to the end user as evidenced by the intermediary’s ability to direct the use of and obtain substantially all of the remaining benefits from the product. The Company is the principal for the transactions with the intermediary and recognizes revenue on a gross basis. Additionally, there is no right of return for products delivered to the intermediary and payment to the Company is not contingent upon sales to end users. The transaction price is fixed in the contract with the intermediary.

The Company’s certain product sold also includes on-premises gamma wave sound technology, which provides users of the product with a right to use the technology as it exists when made available to the user. Users may purchase perpetual licenses or subscribe to shorter term licenses to the technology, which provide users with the same functionality and differ mainly in the duration over which the user benefits from the technology. The transaction price for the license is fixed, and revenue from distinct on-premises technology is recognized at the point in time when the technology is made available to the user.

Service Revenue:

●	Commissioned research and development

The Company submits the deliverables generated during the research and demonstration experiments or the verification and demonstration of the digital technology to the customer. The contracts include the customer acceptance right, which is considered a requirement to conclude the customer has obtained control of the submitted deliverables such as reports, prototypes and digital source code. Since the acceptance of the asset by the customer indicates that the customer has acquired the ability to direct the use of the asset and derive benefits from the asset, the performance obligation is satisfied at that time. Therefore, the revenue is recognized at a point in time, when the deliverables are delivered, and acceptance is completed.

●	Solution services

The Company receives compensation from customers through providing its solution services by utilizing its own technologies. For the year ended April 30, 2022, the Company’s solution services are principally hackke and magickiri services, which utilize the Company’s sensing technologies. Beginning in April 2023, there were no outstanding contracts for magickiri, and the Company no longer generates revenue from magickiri services. For the years ended April 30, 2023 and 2024, the Company’s solution services were primarily comprised of hackke service and VUEVO service.

For hackke service and VUEVO services, the Company identifies two performance obligations, which are sales of the devices and providing the system usage service to the customer. The transaction price is allocated among the performance obligations based on the estimated standalone selling price (“SSP”) of each obligation. For hackke service, the Company determines the SSP by using the adjusted market assessment approach utilizing similar equipment for the dedicated device and the residual approach for the system usage service. For the VUEVO service, the SSP is determined using the cost plus margin approach. For the sales of dedicated devices, revenue is recognized at a point in time when the devices are delivered and acceptance is completed and is classified as product revenue. For system usage services, revenue is recognized on a monthly basis as access rights are granted on a monthly basis and classified in service revenue. For the magickiri service, the Company provides primarily planning services and monitoring services, which monitors human behavior and analyzes the customer’s own environment on the customer’s behalf. For both the planning and monitoring services, the revenue is recognized at a point in time, when the deliverables are delivered, and acceptance is completed. For certain planning service contracts, the Company recognizes revenue over time using the “as invoiced” practical expedient.

●	Guest speaker services

The guest speaker services are provided by the Company’s management for several media and external events managed by a third party. This service helps the Company promote its business. The revenue from guest speaker services is recognized at a point in time when the service is delivered.

●	Membership services

The Company operates a membership forum, “Pixie Nest.” Membership contracts are generally for a one-year term. The Company holds forums to discuss future direction and recommendations on social issues it aims to solve by utilizing its technologies. The Company recognizes revenue over time over the membership period.

Disaggregation of Revenue

The table reflects revenue by major source for the following periods:

	Year ended April 30,
	2022	2023	2024
	JPY	JPY	JPY	USD
	(in thousands)
Product sales	¥—	¥182,949	¥523,154	$3,320
Commissioned research and development	508,906	441,687	418,254	2,656
Solution services	82,657	43,873	28,114	178
Guest speaker services	29,452	28,453	23,499	149
Membership services	15,250	7,750	—	—
Total revenue	¥636,265	¥704,712	¥993,021	$6,303

Contract Balance

Contract balances typically arise when there is a timing difference between the transfer of control to the customer and the receipt of consideration. The Company did not have contract assets as of April 30, 2023 and 2024. The Company records accounts receivable when it has the unconditional right to issue an invoice and receive payment. With respect to payment terms, payments for all services revenue streams are generally collected in the following month from the invoice date. For product sales directly to businesses, the payment term is typically thirty days. For ecommerce product sales, the payment term is within a month. Certain product and service contracts require nonrefundable advance payments from the customer. If the Company receives payments before the performance obligation is satisfied, contract liabilities are recorded. Contract liabilities are included in accrued expenses and other current liabilities on the Balance Sheets and are expected to be recognized as revenue within one year. There are no significant financing components because the period between when the entity transfers a promised good or service to a customer and when the customer pays for that good or service is short-term. The Company applied the practical expedient available under Accounting Standards Codification (“ASC”) 606 that permits the Company not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

The following table summarizes the change in contract liabilities for the years ended April 30, 2022, 2023 and 2024.

	Year ended April 30,
	2022	2023	2024
	JPY	JPY	JPY	US$
	(in thousands)
Beginning balance	¥10,038	¥12,572	¥4,668	$30
Revenue earned	(97,206)	(36,640)	(28,514)	(182)
Deferral of revenue	99,740	28,736	30,369	193
Ending balance	¥12,572	¥4,668	¥6,523	$41

Contract Costs

The Company recognizes an asset for the incremental costs of obtaining a contract with a customer if we expect the period of benefit of those costs to be longer than one year and those costs are expected to be recoverable under the term of the contract. The Company did not identify any sales commission plans and third-party referrals that meet the requirements to be capitalized, and therefore, there were no capitalized contract costs as of April 30, 2023 and 2024.

●	Cost of Services

Cost of services consists primarily of outsourcing costs, depreciation and amortization, supply expenses, personnel costs, and related costs that are attributable to providing the Company’s services.

●	Cost of Products

Cost of products consists primarily of material costs, outsourcing costs, depreciation and amortization, supply expenses and related costs that are attributable to production.

●	Research and Development Costs

Research and development costs are expensed as incurred and consist of salaries, benefits, laboratory supplies and facility costs, as well as fees paid to other entities who conduct research and development activities on the Company’s behalf.

Advance payments for services which will be used or rendered for future research and development activities are capitalized as prepaid expenses and recognized as an expense as the related services are performed.

●	Selling, General and Administrative Expenses

Selling expenses primarily consist of advertising and marketing expenses and personnel costs for sales and marketing staff. Advertising costs are generally expensed as incurred. For the years ended April 30, 2022, 2023 and 2024, advertising expenses totaled ¥9,465 thousand, ¥497,753 thousand and ¥509,256 thousand ($3,233 thousand), respectively.

General and administrative expenses consist of (1) personnel costs and other expenses which are related to the general corporate functions, including accounting, finance, tax, legal and human relations, and (2) costs associated with use by these functions of facilities and equipment, such as depreciation expenses, rental, and other general corporate-related expenses.

●	Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

The Company recognizes net deferred tax assets to the extent that the Company believes these assets are more likely than not to be realized. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. Due to the Company’s historical operating performance and the recorded cumulative net losses in prior fiscal periods, the net deferred tax assets have been fully offset by a valuation allowance.

Tax benefits for uncertain tax positions are based upon management’s evaluation of the information available at the reporting date. The Company recognizes uncertain tax positions at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority.

●	Net Loss per Share

Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common stock equivalents of potentially diluted securities outstanding for the period determined using the treasury-stock methods. Basic and diluted net loss per share attributable to common stockholders are presented in conformity with the two-class method required for participating securities. The Company’s shares of convertible preferred stock were participating securities as defined by ASC 260, Earnings per Share. The Company’s basic and diluted net loss per share were the same because the Company generated a net loss for all periods and potentially dilutive securities are excluded from diluted net loss per share as a result of their anti-dilutive impact. Net loss is attributable entirely to common stockholders. It is not allocated to the convertible preferred stock as the holders do not have a contractual obligation to share in the Company’s losses.

●	Government Assistance

Government subsidies are recognized in the period when there is reasonable assurance that the conditions to the subsidy will be met and that the subsidy will be received. Government subsidies are recorded as other income in the Statements of Operations. The Company primarily receives subsidies related to the research and development in the medical field at research institutions and the environment for such research and development. The amount received is typically based on the estimated cost of the associated project, or actual costs after the project has been completed. The Company typically has to meet certain requirements, such as performance reporting of the associated project, to receive or retain the government assistance. Subsidies income recognized for the years ended April 30, 2022, 2023 and 2024 were immaterial.

●	Recently Adopted Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 introduced a new credit loss methodology, the Current Expected Credit Losses (“CECL”) methodology, which requires earlier recognition of credit losses, while also providing additional transparency about credit risk. The CECL methodology utilizes a lifetime “expected credit loss” measurement objective for the recognition of credit losses for loans, held-to maturity debt securities, trade receivables and other receivables measured at amortized cost at the time the financial asset is originated or acquired. Subsequent to the issuance of ASU 2016-13, the FASB issued several additional ASUs to clarify implementation guidance, provide narrow-scope improvements and provide additional disclosure guidance. The Company adopted this ASU on May 1, 2023 and has applied the guidance prospectively. The Company’s expected loss allowance methodology is developed using an aging method and historical loss rates, adjusted for current economic conditions and expectations of future economic conditions considering economic variables such as gross domestic product and interest rates. The Company has determined that the adoption of ASU 2016-13 had no material impact on the Company’s financial statements and related disclosures.

●	Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments require companies with a single reportable segment to provide all disclosures required by this amendment. The amendments in the ASU require that a public entity discloses, on an annual and interim basis, significant segment expenses that are regularly provided to an entity’s CODM, a description of other segment items by reportable segment, and any additional measures of a segment’s profit or loss used by the CODM when deciding how to allocate resources. The amendments in this ASU are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Retrospective application is required for all prior periods presented, and early adoption is permitted. The Company does not expect the adoption of ASU No. 2023-07 to have a material impact on the Company’s financial statements or disclosures.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes: Improvements to Income Tax Disclosures. This guidance requires consistent categories and greater disaggregation of information in the rate reconciliation and disclosures of income taxes paid by jurisdiction. For public business entities, the amendments in this update are effective for annual periods beginning after December 15, 2024. The Company does not expect the adoption of ASU No. 2023-09 to have a material impact on the Company’s financial statements or disclosures.